Taxes (Details) - Schedule of Net Operating Loss Carry Forward - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Net Operating Loss Carry Forward [Abstract]
Right of use assets	$ 100,579	$ 151,230
Total deferred tax liabilities	100,579	151,230
Total deferred tax assets, net